SCHEDULE OF WEIGHTED AVERAGE ASSET ALLOCATION (Details) - DIH Holding US, Inc. [Member]	Mar. 31, 2023	Mar. 31, 2022
Equity Securities [Member]
Restructuring Cost and Reserve [Line Items]
Other, primarily cash and cash equivalents, and hedge funds	33.99%	35.00%
Other, primarily cash and cash equivalents, and hedge funds	34.00%	34.00%
Debt Securities [Member]
Restructuring Cost and Reserve [Line Items]
Other, primarily cash and cash equivalents, and hedge funds	26.43%	29.78%
Other, primarily cash and cash equivalents, and hedge funds	28.00%	33.00%
Cash and Cash Equivalents and Hedge Funds [Member]
Restructuring Cost and Reserve [Line Items]
Other, primarily cash and cash equivalents, and hedge funds	39.58%	35.22%
Other, primarily cash and cash equivalents, and hedge funds	38.00%	33.00%